Background and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Number of business segments	3
Percentage of common stock outstanding owned	76.00%